Note 15 - Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
(US dollars in thousands)	201 9	2018	2017
Cash at bank and in hand	4,522	1,939	10,970

Disclosure of credit risk exposure [text block]
(US dollars in thousands)	201 9	2018	2017
A+	17	891	8,161
A	4	69	468
AA-	4,491	979	2,341
Total	4,522	1,939	10,970